Personnel Salaries and Expenses	12 Months Ended
Dec. 31, 2020
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Personnel Salaries and Expenses

Note 30 - Personnel Salaries and Expenses

Personnel salaries expenses for the years ended December 31, 2020, 2019 and 2018 are broken down as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Personnel compensation	(185,677)	(181,431)	(176,083)
Bonuses or gratifications	(68,154)	(82,129)	(84,754)
Compensation for years of service	(17,292)	(12,830)	(12,477)
Training expenses	(931)	(825)	(804)
Health and life insurance	(2,831)	(2,910)	(2,590)
Other personnel expenses	(17,306)	(18,084)	(18,039)
Totals	(292,191)	(298,209)	(294,747)